---------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management
Inc. and Morgan Stanley Asset Management Limited;       Harold J. Schaaff, Jr.
Managing Director, Morgan Stanley & Co. Incorporated    VICE PRESIDENT
Michael F. Klein
DIRECTOR AND PRESIDENT                                  Joseph P. Stadler
Principal, Morgan Stanley Asset Management Inc. and     VICE PRESIDENT
Morgan Stanley & Co. Incorporated
John D. Barrett II                                      Valerie Y. Lewis
Chairman and Director,                                  SECRETARY
Barrett Associates, Inc.
Gerard E. Jones                                         Karl O. Hartmann
Partner, Richards & O'Neil LLP                          ASSISTANT SECRETARY
Andrew McNally IV
River Road Partners                                     Joanna M. Haigney
Samuel T. Reeves                                        TREASURER
Chairman of the Board and Chief Executive Officer,
Pinacle L.L.C.                                          Belinda A. Brady
Fergus Reid                                             ASSISTANT TREASURER
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

---------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING MARKETS PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
-------

PERFORMANCE COMPARED TO THE IFC GLOBAL TOTAL RETURN
COMPOSITE INDEX(1)
----------------------------------------------------

                                            TOTAL RETURNS(2)
                             ----------------------------------------------
                                                                  AVERAGE
                                                     AVERAGE      ANNUAL
                                           ONE       ANNUAL        SINCE
                                YTD       YEAR     FIVE YEARS    INCEPTION
                             ---------  ---------  -----------  -----------
PORTFOLIO--CLASS A.........     -34.93%    -48.18%      -5.08%        1.32%
PORTFOLIO--CLASS B.........     -35.05     -48.31         N/A       -11.65
INDEX--CLASS A.............     -32.24     -45.66       -5.62        -0.54
INDEX--CLASS B.............     -32.24     -45.66         N/A       -16.58

1. The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (includes dividends).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS COUNTRY OR REGIONAL INDICES, ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The investment objective of the Emerging Markets Portfolio is to provide long-term capital appreciation by investing in equity securities of emerging country issuers.

For the nine months ended September 30, 1998, the Portfolio had a total return of -34.93% for the Class A shares and -35.05% for the Class B shares compared to a total return of -32.24% for the IFC Global Total Return Composite Index (the "Index"). For the one year ended September 30, 1998, the Portfolio has a total return of -48.18% for the Class A shares and -48.31% for the Class B shares compared to -45.66% for the Index. For the five-year period ended September 30, 1998, the average annual total return of Class A was -5.08% compared to -5.62% for the Index. From inception on September 25, 1992 through September 30, 1998, the average annual total return for Class A was 1.32% compared to -0.54% for the Index. From inception on January 2, 1996 to September 30, 1998, the average annual total return of Class B was -11.65% compared to -16.58% for the Index.

The poor returns in emerging markets equities over the last 5 years and especially the last 12 months have been extremely disappointing to investors. Is the emerging markets asset class fundamentally flawed and destined to further underperformance? We firmly believe it is not and that the case for investing in emerging markets over the next few years has never been stronger.

All asset classes go through investment cycles. After a long period of outperformance emerging market equities have gone through a long period of underperformance. This cycle has been more extreme than most given the nascent nature of these markets and the furious pace of capital flows. Emerging markets are riskier than developed markets, but this is a difference of degree and not of kind. The fundamental investment cycles are the same.

At the moment we believe that we are close to a bottom in this cycle. Therefore, this is not the time for long term money to be withdrawing from the asset class. History shows that investing in times of fear is usually well rewarded.

The third quarter was an extremely disappointing quarter for investors in the emerging markets. The crisis in the Russian financial system and the imposition of capital controls in Malaysia set the tone for another quarter of poor returns. For the three months ended September 30, 1998 the Portfolio had a total return of -23.96% for the Class A shares and -24.05% for the Class B shares compared to -19.48% for the Index. Underperformance relative to the index was largely driven by our overweight positions in Hungary (-33.7%), Poland (-26.6%), and Turkey (-47.4%) coupled with our underweight exposure to Greece (-4.1%). Notable contributors to performance included our overweight positions in Asia. Specifically, overweighting India, (-4.9%), Pakistan (+18.6%), Korea (+6.5%), and Thailand (+6.3%) helped performance.

Jitters over upcoming elections and currency vulnerabilities resulted in negative returns throughout the Latin region (-24.4%). Argentina fell the least within the region, posting a decline of 15.6%. Colombia was the worst performing Latin market, plunging 37.9%. Most investors focused on Brazil (-28.6%) during the third quarter, wondering if its currency would devalue, particularly after the Russian ruble collapsed in August. Brazil's currency is particularly vulnerable given its large and growing fiscal deficit. At 6.5% of gross domestic product, Brazil's fiscal deficit is the largest within Latin America. Given our concerns with respect to its currency and fiscal matters, we trimmed 4% from our Brazilian exposure. With the Presidential election now over (early-October) and President Cardoso re-elected, it is critical that fiscal inadequacies are addressed, thereby reducing currency pressures.

Mexico fell 22.6% during the third quarter. Investors worried that government spending cuts, diminished U.S. growth, price competition from Asian exports, and curtailed demand in Asia, would stem Mexican corporate earnings growth. The market recovered in September, gaining 19.1% as the possibility of a bailout package for Brazil spurred Mexico's market. We added approximately 2% to our Mexican weighting.

Asia fell 14.3% led by Malaysia (-39.7%), Indonesia (-28.0%), and the Philippines (-25.5%). The better performing Asian markets included Pakistan (+18.6%), Korea (+6.5%), Thailand (+6.3%), and India (-4.9%). Over the next year, we expect to see a continuation of this differentiation between the winners and losers within the emerging markets and particularly Asia.

Malaysia's Prime Minister Mahatir shocked the investment community by imposing strict capital controls on September 1st. The government fixed the exchange rate at 3.8 ringgit/U.S. dollar and required foreign investors to lock in capital for at least one year before repatriation. Given the options of either holding our equity positions or raising some cash, we chose the former. We believe that a portfolio of the soundest companies in Malaysia will outperform ringgit time deposits over the next twelve months.

The indication that India and Pakistan would sign the nuclear test-ban treaty resulting in the easing of U.S. economic sanctions improved market sentiment. Korea and Thailand's markets rose with confidence as their governments continue to introduce policy measures to boost their economies. South Korea's government set up a $2.3 billion fund with an aim to boost corporate investment and domestic demand. Thailand's government is focusing on combating the problem of non-performing loans through the approval of tax exemptions for those companies that restructure delinquent loans.

Within emerging Europe, the Middle-East, and Africa, the most notable market event was the financial disaster experienced by Russia. After the $22 billion IMF stabilization loan failed to turn investor sentiment around, the Russian government was forced into action. The deteriorating situation included waning foreign exchange reserves, soaring yields on short-term ruble debt, plunging commodity prices and a banking sector besieged with foreign currency debts and maturing forward contracts. The end result included a devaluation, a forced debt conversion, a foreign debt moratorium, and increased political instability as Yeltsin sacked his newest cabinet.

Over the course of the third quarter, we trimmed our Russian (-2.5%), Turkish (-2.5%), and South African (-1.0%) holdings. At quarter-end, we were market-weight Russia. We are overweight Turkey as its government is committed to reform, and underweight South Africa as the macro story has been lackluster, although corporate restructuring is taking place.

The emerging markets have significantly underperformed other asset classes over the last few years and particularly recently. Uncertainty in Russia and near term risks in China, Hong Kong and Brazil coupled with the currently volatile equity environment in the U.S. and Europe make us cautious for the rest of 1998. We believe, however, that flows into emerging markets funds will pick up over the course of 1999 for the following reasons: 1) better macroeconomic and regulatory management, 2) increased focus on ROI and shareholder value leading to higher earnings per share, 3) return of high gross domestic product growth,
4) extreme equity under-valuation, and 5) reversal of negative sentiment and capital flows.

We cannot predict exactly when the emerging markets will bottom out. Currently, we are nervous that Brazil may not be able to deliver the strong fiscal adjustment that the country needs and the market is demanding. In addition, developed markets are experiencing very high volatility that no market can escape in the short run. But the markets have priced in the bad events of the previous years and most of the potential risks.

The recent crisis in emerging markets should be viewed as growing pains and not a fundamental shift in the emerging markets concept. Most governments are becoming more democratic and have accepted the challenge to lay the foundations for better and sounder growth. Stocks are cheap, company management is becoming more focused on ROI, and the capital markets will demand greater transparency, efficiency and higher returns.

Emerging markets make up 84% of the world's population, about 18% of the world's economy, and roughly 9% of the market capitalization. The opportunity set for emerging markets has not become smaller. More than 125 companies and five more countries are currently included in the MSCI Emerging Markets Index than were included five years ago.

Looking forward, stock market returns will be the product of 1) earnings growth
2) p/e multiple changes and 3) currency movements. Increasing focus on ROI coupled with the return of high gross domestic product growth should lead to higher earnings. Sounder institutions and policies coupled with a reversal of negative sentiment should lead to higher multiples. And, most of these currencies are now undervalued. The result should be higher return potential.

Robert L. Meyer
PORTFOLIO MANAGER

Andy B. Skov
PORTFOLIO MANAGER

October 1998

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1998

                                                                            VALUE
       SHARES                                                               (000)
--------------------                                                      ----------
COMMON STOCKS (93.2%)
  ARGENTINA (4.8%)
                   6   Acindar, Class B                                   $       --
             497,699   Telecom Argentina ADR                                  14,775
             510,389   Telefonica Argentina ADR                               15,025
             584,408   YPF ADR                                                15,195
                                                                          ----------
                                                                              44,995
                                                                          ----------
  BRAZIL (12.3%)
         295,998,880   Banco Nacional (Preferred)                                 12
          14,311,030   Brahma (Preferred)                                      5,614
              90,706   Brahma ADR (Preferred)                                    709
         550,157,967   CEMIG (Preferred)                                      11,974
                (e)3   CEMIG ADR                                                  --
                   4   CEMIG ADR                                                  --
             165,913   CEMIG ADR (Preferred)                                   3,669
          (e)103,241   CEMIG ADR (Preferred)                                   2,249
           1,820,121   CRT                                                       548
          40,753,037   CRT, Class A (Preferred)                               12,273
             190,439   CVRD ADR (Preferred)                                    2,779
             242,360   CVRD, Class A (Preferred)                               3,476
          12,714,900   Coteminas                                               1,491
           (e)98,865   Coteminas ADR                                             578
         189,449,610   Embratel (Preferred)                                    1,998
          35,790,000   Eletrobras                                                743
          72,867,000   Eletrobras, Class B (Preferred)                         1,610
         119,019,000   Lojas Arapua (Preferred)                                   32
          (e)120,830   Lojas Arapua GDR (Preferred)                               45
          52,673,000   Lojas Renner (Preferred)                                  710
          39,236,000   Pao de Acucar (Preferred)                                 523
             128,154   Pao de Acucar ADR                                       1,674
          65,498,333   Petrobras (Preferred)                                   6,740
           (e)59,795   Petrobras ADR (Preferred)                                 610
         189,449,610   TeleCel Sul (Preferred)                                   267
         189,449,610   TeleCentroeste (Preferred)                                137
         189,449,610   TeleCentro Sul (Preferred)                              1,998
         189,449,610   Telebras (Preferred)                                       64
             296,379   Telebras ADR (Preferred)                               20,450
          56,968,000   Telebras (Preferred Receipts)                           3,969
             158,422   Telebras ADR (Preferred Block)                         11,159
         189,449,610   TeleLeste Celular (Preferred)                              74
         189,449,610   Telemig Celular (Preferred)                               141
         189,449,610   TeleNordeste Celular (Preferred)                          105
         189,449,610   TeleNorte Celular (Preferred)                              51
         189,449,610   TeleNorteLeste (Preferred)                              2,207
          20,876,000   Telerj Celular, Class B (Preferred)                       458

                                                                            VALUE
       SHARES                                                               (000)
--------------------                                                      ----------
                   1   Telesp                                             $       --
           8,019,000   Telesp (Preferred)                                      1,164
         147,550,610   Telesp Participacoes (Preferred)                        3,547
         189,449,610   Telesp Celular (Preferred)                              1,278
          84,685,299   Telesp Celular, Class B (Preferred)                     3,500
         189,449,610   TeleSudeste Celular (Preferred)                           591
             310,104   Unibanco ADR (Preferred)                                4,187
                                                                          ----------
                                                                             115,404
                                                                          ----------
  CHILE (0.8%)
             147,900   CCU ADR                                                 2,718
             110,760   Endesa ADR                                                941
             164,545   Enersis ADR                                             3,353
              67,786   Santa Isabel ADR                                          385
                                                                          ----------
                                                                               7,397
                                                                          ----------
  CHINA (1.3%)
             259,215   Huaneng Power International, Inc. ADR                   2,657
             379,336   Yanzhou Coal Mining Co., Ltd. ADR                       3,272
          15,954,000   Zhejiang Expressway Co., Ltd., Class H                  2,780
          20,701,000   Zhenhai Refining & Chemical Co., Ltd., Class H          3,953
                                                                          ----------
                                                                              12,662
                                                                          ----------
  EGYPT (2.6%)
              19,728   Al-Ahram Beverages Co.                                  1,243
              57,000   Al-Ahram Beverages Co. GDR                              1,786
                  54   Ameriyah Cement Co.                                         1
             118,670   Commercial International Bank                           1,106
              29,067   Commercial International Bank GDR (Registered)            264
             166,555   Eastern Tobacco                                         3,761
              27,700   Egypt Gas Co.                                           2,502
              98,700   Egyptian Finance & Industrial (New)                     1,737
              60,920   Helwan Cement                                             909
              50,603   Industrial & Engineering                                  831
              80,460   Madinet Nasr Housing & Development                      3,504
              10,885   North Cairo Flour Mills Co.                               188
               2,500   Paints & Chemical Industry                                 68
             331,200   Paints & Chemical Industry GDR                          2,741

                                                                            VALUE
       SHARES                                                               (000)
--------------------                                                      ----------

  EGYPT (CONTINUED)

              78,380   Suez Cement Co. GDR                                $    1,132
             125,765   Torah Portland Cement                                   2,360
                                                                          ----------
                                                                              24,133
                                                                          ----------
  GREECE (2.5%)
              75,420   Hellenic Bottling Co.                                   1,862
             262,490   Hellenic Petroleum                                      2,235
             622,729   Hellenic Telecommunication Organization                14,931
              13,330   National Bank of Greece                                 1,797
              73,620   STET Hellas Telecommunications ADR                      2,283
                                                                          ----------
                                                                              23,108
                                                                          ----------
  HONG KONG (0.6%)
           2,434,000   China Telecom Ltd.                                      3,833
           5,692,000   South China Morning Post Holdings Ltd.                  2,240
                                                                          ----------
                                                                               6,073
                                                                          ----------
  HUNGARY (3.1%)
              15,975   Gedeon Richter Rt.                                        494
              60,939   Gedeon Richter Rt. GDR (Registered)                     1,706
             713,770   Matav Rt.                                               3,143
             317,486   Matav Rt. ADR                                           6,885
             278,810   MOL Magyar Olaj-es Gazipari Rt. GDR                     5,360
             430,834   MOL Magyar Olaj-es Gazipari Rt. GDR (Registered)        8,283
             109,617   OTP Bank Rt.                                            3,112
                                                                          ----------
                                                                              28,983
                                                                          ----------
  INDIA (11.0%)
               5,650   Apollo Tyres Ltd.                                           9
                 433   Associated Cement Cos., Ltd.                               11
             373,400   Bajaj Auto Ltd.                                         5,676
           3,400,600   Bharat Heavy Electricals Ltd.                          22,537
              18,500   Bharat Petroleum Corp., Ltd.                              114
             178,500   Bharat Petroleum Corp., Ltd. (Bearer)                   1,109
           1,215,900   Container Corp. of India Ltd.                          10,030
                 240   Esab India Ltd.                                             1
               1,900   Federal Bank Ltd.                                           3
             859,979   Hero Honda Motors Ltd.                                 12,951
             139,100   Hindustan Lever Ltd.                                    5,510
             166,000   Hindustan Petroleum Corp., Ltd.                         1,140
             200,000   Hoechst Marion Roussel Ltd.                             1,953
              87,337   Housing Development Finance Corp., Ltd.                 4,978
                                                                            VALUE
       SHARES                                                               (000)
--------------------                                                      ----------
              81,545   India Magnum Fund Ltd., (The), Class A             $    2,283
                 200   Indian Petrochemicals Corp., Ltd.                          --
             136,200   Infosys Technology Ltd.                                 8,055
             664,712   ITC Ltd.                                               10,829
             156,550   Kirloskar Cummins Ltd.                                  1,419
             118,450   Larsen & Toubro Ltd.                                      514
       (g)42,697,100   Morgan Stanley Growth Fund                              6,038
             131,581   MRF Ltd., Class B                                       4,968
             116,500   Shanti Gears Ltd.                                         150
             140,750   Shriram Honda Power Equipment, Class B                    538
              45,000   Sri Venkatesa Mills Ltd.                                   42
             551,281   State Bank of India                                     2,601
               2,608   Sudarshan Chemical Industries Ltd.                          3
                 214   Tata Engineering & Locomotive Co., Ltd.                     1
                                                                          ----------
                                                                             103,463
                                                                          ----------
  INDONESIA (0.8%)
           4,440,341   Gudang Garam                                            2,376
              68,600   Gulf Indonesia Resources Ltd.                             570
          14,408,855   Indah Kiat Pulp & Paper Corp. (Foreign)                 2,054
          12,946,800   Telekomunikasi Indonesia                                1,845
             292,995   Telekomunikasi Indonesia ADR                              861
                                                                          ----------
                                                                               7,706
                                                                          ----------
  ISRAEL (4.5%)
           2,208,000   Bank Hapoalim Ltd. (Registered)                         5,387
             216,300   Dor Energy 1988 Ltd.                                      806
              44,613   Elron Electronic Industries Ltd.                          655
             428,153   First International Bank of Israel, Class 5             2,280
             135,713   Koor Industries Ltd.                                   11,318
              17,875   NICE-Systems Ltd.                                         339
              85,490   NICE-Systems Ltd. ADR                                   1,261
             176,691   Orbotech Ltd.                                           5,687
           2,314,863   Supersol Ltd.                                           6,549
             122,100   Supersol Ltd. ADR                                       1,725
              31,180   Tadiran Ltd.                                              862
              26,500   Tadiran Ltd. ADR                                          739
              99,581   Tadiran Telecommunications Ltd.                         1,357
              83,295   Teva Pharmaceutical Industries Ltd. ADR                 3,155
                                                                          ----------
                                                                              42,120
                                                                          ----------

                                                                            VALUE
       SHARES                                                               (000)
--------------------                                                      ----------
  KOREA (6.3%)
             191,000   Hankuk Glass Industry Co., Ltd.                    $    2,609
             363,530   Korea Electric Power Corp.                              5,045
             590,493   Pohang Iron & Steel Co., Ltd.                          23,031
              37,250   S1 Corp.                                                4,312
             730,656   Samsung Electronics Co.                                19,964
              18,478   Samsung Electronics Co. GDR                               217
               8,904   SK Telecom Co., Ltd.                                    4,124
                                                                          ----------
                                                                              59,302
                                                                          ----------
  MALAYSIA (2.0%)
             991,200   Genting Bhd                                             1,664
           1,506,000   Kuala Lumpur Kepong Bhd                                 1,528
             527,000   Nestle (Malaysia) Bhd                                   1,706
           1,676,000   Petronas Gas Bhd                                        2,574
             656,000   Rothmans of Pall Mall (Malaysia) Bhd                    2,562
             413,000   Technology Resources Industries Bhd                       119
           4,610,000   Telekom Malaysia Bhd                                    6,586
           2,794,000   Tenaga Nasional Bhd                                     2,434
                                                                          ----------
                                                                              19,173
                                                                          ----------
  MEXICO (11.5%)
           2,326,269   Banacci, Class B                                        2,053
             966,103   Banacci, Class L                                          938
           1,248,325   Bancomer, Class B                                         223
         (e) 154,080   Bancomer, Class B ADR                                     553
             322,795   Carso, Class A1                                           915
           1,501,430   Cemex CPO                                               3,298
           1,107,867   Cemex CPO ADR                                           4,836
             188,130   Cemex, Class B                                            467
             367,598   Cemex, Class B ADR                                      1,825
           1,293,298   Cifra, Class C                                          1,484
           2,640,855   Cifra, Class V                                          2,978
             165,730   Cifra, Class V ADR                                      2,017
             420,736   Fomento Economico Mexicano ADR                          8,257
           3,629,899   Kimberly-Clark, Class A                                 8,721
           1,060,805   Televisa CPO GDR                                       20,487
           1,081,401   Telmex, Class L ADR                                    47,853
             189,267   TV Azteca ADR                                           1,242
                                                                          ----------
                                                                             108,147
                                                                          ----------
  OTHER-EUROPE (0.2%)
             896,850   Coca-Cola Beverages plc                                 2,043
                                                                          ----------
  PAKISTAN (3.4%)
                  31   Crescent Textile Mills Ltd.                                --
               3,162   D.G. Khan Cement Ltd.                                      --
           6,361,100   Fauji Fertilizer Co., Ltd.                              5,939
           4,505,900   Hub Power Co.                                           1,261
                                                                            VALUE
       SHARES                                                               (000)
--------------------                                                      ----------
           1,252,665   Pakistan State Oil Co., Ltd.                       $    2,184
              38,350   Pakistan Telecommunications Corp. GDS                   1,745
          38,625,700   Pakistan Telecommunications Corp., Class A             19,869
           5,627,702   Sui Northern Gas                                        1,139
                                                                          ----------
                                                                              32,137
                                                                          ----------
  PERU (0.0%)
                  49   Cementos Lima                                              --
                                                                          ----------
  PHILIPPINES (1.7%)
           6,061,900   Ayala Corp.                                               686
           1,636,890   Manila Electric Co., Class B                            3,124
             277,315   Philippine Long Distance Telephone Co.                  5,832
              26,100   Philippine Long Distance Telephone Co. ADR                529
           2,928,910   San Miguel Corp., Class B                               3,781
          18,875,000   SM Prime Holdings, Inc.                                 2,330
                                                                          ----------
                                                                              16,282
                                                                          ----------
  POLAND (3.1%)
             160,750   Agros Holding, Class C                                    900
             142,666   Bank Handlowy W Warszawie                               1,469
              94,220   Bank Handlowy W Warszawie GDR                             970
              42,170   Bank Slaski                                             2,065
           2,543,300   BIG Bank Gdanski                                        2,207
             194,000   BIG Bank Gdanski GDR                                    2,425
              81,600   BRE Bank                                                1,370
             127,360   Debica                                                  2,210
              33,400   Eastbridge N.V.                                         2,245
             741,790   Elektrim                                                7,515
              51,565   Exbud                                                     397
             167,410   Exbud GDR                                               1,288
             274,875   Polifarb Cieszyn-Wroclaw                                  386
             200,370   Prokom Software GDR                                     3,567
                                                                          ----------
                                                                              29,014
                                                                          ----------
  RUSSIA (1.2%)
             592,359   Alliance Cellulose Ltd.                                   706
             115,550   Global Tele-Systems Group, Inc. (Registered)            3,900
          37,259,635   Mustcom                                                 2,947
         (e) 124,600   Pliva d.d. GDR                                          1,670
             317,851   Russian Telecom Development Corp.                          32
                 990   Storyfirst Communications, Inc., Class C                  178
               2,640   Storyfirst Communications, Inc., Class D                  474

                                                                            VALUE
       SHARES                                                               (000)
--------------------                                                      ----------

  RUSSIA (CONTINUED)

               3,250   Storyfirst Communications, Inc., Class E           $      584
               1,331   Storyfirst Communications, Inc., Class F                  478
             192,880   Surgutneftgaz ADR                                         193
                                                                          ----------
                                                                              11,162
                                                                          ----------
  SOUTH AFRICA (6.0%)
             678,539   Bidvest Group Ltd.                                      4,098
           9,271,601   B.O.E. Corp., Ltd., Class N                             5,915
           3,309,142   BOE Ltd.                                                2,415
              22,120   Coronation Holdings Ltd.                                  245
              41,030   Coronation Holdings Ltd. Class N                          451
           1,142,650   Ellerine Holdings Ltd.                                  2,547
             315,700   Forbes Group Ltd.                                         446
           1,966,409   Illovo Sugar Ltd.                                       1,639
          14,715,200   Iscor Ltd.                                              3,305
             369,645   Liberty Life Association of Africa Ltd.                 5,603
           5,611,000   New Africa Investments Ltd., Class N                    2,635
             704,700   Persetel Holdings Ltd.                                  5,863
             520,100   Primedia Ltd., Class N                                  1,301
           3,268,425   Protea Furnishers Ltd.                                  1,418
             592,310   Rembrandt Group Ltd.                                    3,572
           1,463,390   Sasol Ltd.                                              6,710
             238,950   South African Breweries Ltd.                            3,602
           2,244,924   The Education Investment Corp., Ltd.                    2,674
           3,956,900   Woolworths Holdings Ltd.                                1,851
                                                                          ----------
                                                                              56,290
                                                                          ----------
  TAIWAN (7.3%)
           1,141,500   Asustek Computer, Inc.                                  7,952
           1,117,828   Chinatrust Commercial Bank                                701
           4,223,063   Compal Electronics, Inc.                               12,504
             530,000   Compeq Manufacturing Co., Ltd.                          3,077
                   2   Far East Textile Ltd.                                      --
           2,513,000   Hon Hai Precision Industry                             11,161
           1,652,428   President Chain Store Corp.                             4,821
           7,441,072   Siliconware Precision
                        Industries Co.                                        10,757
           8,981,000   Taiwan Semiconductor Manufacturing Co.                 17,205
                                                                          ----------
                                                                              68,178
                                                                          ----------
  THAILAND (2.3%)
             943,950   Advanced Info Service PCL (Foreign)                     5,394
                                                                            VALUE
       SHARES                                                               (000)
--------------------                                                      ----------
           2,639,800   Bangkok Bank PCL (Foreign)                         $    2,503
             311,500   BEC World PCL (Foreign)                                 1,481
             619,350   Delta Electronics (Thailand) PCL (Foreign)              3,570
             709,600   PTT Exploration & Production PCL (Foreign)              6,244
             609,900   Shinawatra Computer Co. PCL (Foreign)                   1,881
             499,100   Siam Cement PCL (Foreign)                                 783
                                                                          ----------
                                                                              21,856
                                                                          ----------
  TURKEY (3.2%)
             159,280   Akbank T.A.S.                                             448
          44,980,100   Ege Biracilik                                           3,404
          21,320,000   Erciyas Biracilik                                       1,690
          47,316,000   Eregli Demir Celik                                      3,538
          14,485,000   Garanti Bankasi A.S.                                      251
          77,384,000   Haci Omer Sabanci Holding A.S.                          1,184
           6,297,000   Koc Holdings A.S.                                         658
           1,532,000   Migros (Registered)                                     1,104
          12,392,000   Petrol Ofisi A.S.                                       2,166
          60,409,389   Vestel Elektronik Sanayi Ve Ticaret A.S.                5,550
         926,685,221   Yapi Ve Kredi Bankasi A.S.                             10,517
                                                                          ----------
                                                                              30,510
                                                                          ----------
  VENEZUELA (0.1%)
           2,525,038   Electricidad de Caracas                                   705
                                                                          ----------
  ZIMBABWE (0.4%)
           6,665,249   Delta Corp., Ltd.                                       1,734
             290,800   Meikles Africa Ltd.                                       169
           1,682,700   Meikles Africa Ltd. ADR                                   968
       (e) 9,900,000   Trans Zambesi Industries Ltd.                             559
           3,800,000   Trans Zambesi Industries Ltd. (Registered)                214
                                                                          ----------
                                                                               3,644
                                                                          ----------
  OTHER (0.2%)
          (g)245,645   Morgan Stanley Africa Investment Fund, Inc.             2,288
                                                                          ----------
TOTAL COMMON STOCKS (Cost $1,293,537)                                        876,775
                                                                          ----------
PREFERRED STOCKS (0.0%)
  COLOMBIA (0.0%)
             103,207   Bancolombia                                               166
                                                                          ----------
  RUSSIA (0.0%)
              85,000   Norilsk Nickel                                             10
                                                                          ----------
TOTAL PREFERRED STOCKS (Cost $974)                                               176
                                                                          ----------

       NO. OF                                                               VALUE
       RIGHTS                                                               (000)
--------------------                                                      ----------
RIGHTS (0.0%)
  KOREA (0.0%)
               1,779   Samsung Electronics Co.                            $       --
                                                                          ----------
  TAIWAN (0.0%)
               2,248   Asustek Computer, Inc.,
                        expiring 10/16/98                                          2
                                                                          ----------
  TOTAL RIGHTS (Cost $0)                                                           2
                                                                          ----------
       NO. OF
      WARRANTS
--------------------
WARRANTS (0.0%)
  THAILAND (0.0%)
           1,020,633   Siam Commercial Bank PCL (Foreign) (Cost $0)               --
                                                                          ----------
       NO. OF
       UNITS
--------------------
UNITS (1.4%)
  MEXICO (1.3)%
           6,467,398   Fomento Economico Mexicano                             12,621
                                                                          ----------
  RUSSIA (0.1%)
                 654   Storyfirst Communications, Inc., Tranche V,
                        29.00%, 10/30/98                                         118
               1,637   Storyfirst Communications, Inc., First Section,
                        Tranche I, 25.00%, 10/30/98                              294
                  96   Storyfirst Communications, Inc., Second Section,
                        Tranche I, 25.00%, 10/30/98                               17
                 421   Storyfirst Communications, Inc., Tranche II,
                        26.00%, 10/30/98                                          76
                 562   Storyfirst Communications, Inc., Tranche IV,
                        28.00%, 10/30/98                                         101
                 550   Storyfirst Convertible Bond, Tranche VI, 30.00%,
                        10/30/98                                                  98
                                                                          ----------
                                                                                 704
                                                                          ----------
  TOTAL UNITS (Cost $16,811)                                                  13,325
                                                                          ----------
        FACE
       AMOUNT
       (000)
--------------------
FIXED INCOME SECURITIES (0.3%)
  RUSSIA (0.3%)
$              2,023   Government of Russia
                        11.00%, 7/24/18                                          354
              21,883   Svyaz Finance 17.00%, 8/11/99                           2,406
                                                                          ----------
TOTAL FIXED INCOME SECURITIES (Cost $23,087)                                   2,760
                                                                          ----------
CONVERTIBLE DEBENTURES (0.1%)
  INDIA (0.0%)
INR              336   DCM Shriram Industries Ltd.,
                        7.50%, 2/21/02                                           128
                                                                          ----------
        FACE
       AMOUNT
       (000)
--------------------
  SOUTH AFRICA (0.1%)
ZAR          111,400   Sasol Ltd. 8.50%, 12/29/49                         $      464
                                                                          ----------
TOTAL CONVERTIBLE DEBENTURES (Cost $1,863)                                       592
                                                                          ----------
NON-CONVERTIBLE DEBENTURES (0.2%)
  INDIA (0.2%)
        INR      341   DCM Shriram Industries Ltd., (Floating Rate),
                        9.90%, 2/21/02                                           172
                 700   Saurashtra Cement & Chemicals Ltd., 18.00%,
                        11/27/98                                               1,541
                                                                          ----------
TOTAL NON-CONVERTIBLE DEBENTURES (Cost $2,866)                                 1,713
                                                                          ----------
TOTAL FOREIGN SECURITIES (95.2%)
 (Cost $1,339,138)                                                           895,343
                                                                          ----------
SHORT TERM INVESTMENT (5.5%)
  REPURCHASE AGREEMENT (5.5%)
$             51,795   Chase Securities, Inc. 5.25%, dated 9/30/98, due
                        10/1/98, to be repurchased at $51,803,
                        collateralized by U.S. Treasury Notes, 5.00%,
                        due 2/15/99, valued at $52,906 (Cost $51,795)         51,795
                                                                          ----------
FOREIGN CURRENCY (4.2%)
BRL            9,415   Brazilian Real                                          7,942
COP            2,580   Colombian Peso                                              2
EGP            1,194   Egyptian Pound                                            350
GRD          205,505   Greek Drachma                                             714
HUF           10,270   Hungarian Forint                                           47
INR          510,574   Indian Rupee                                           12,033
MYR           10,282   Malaysian Ringgit                                       2,448
MXP               79   Mexican Peso                                                8
MAD              114   Morrocan Dhiram                                            12
PKR          137,185   Pakistan Rupee                                          2,534
PHP            5,584   Philippines Peso                                          128
PLZ            3,236   Poland Zlotey                                             906
KRW        1,514,260   South Korean Won                                        1,089
TWD          372,054   Taiwan Dollar                                          10,800
TRL        2,458,610   Turkish Lira                                                8
ZWD            1,956   Zimbabwe Dollars                                           61
                                                                          ----------
TOTAL FOREIGN CURRENCY (Cost $39,820)                                         39,082
                                                                          ----------
TOTAL INVESTMENTS (104.9%) (Cost $1,430,753)                                 986,220
                                                                          ----------

OTHER ASSETS AND LIABILITIES (-4.9%)
  Other Assets                                                               201,827
  Liabilities                                                               (247,825)
                                                                          ----------
                                                                             (45,998)
                                                                          ----------
NET ASSETS (100%)                                                         $  940,222
                                                                          ----------
                                                                          ----------

                                                                            VALUE
                                                                            (000)
                                                                          ----------
CLASS A:
--------
NET ASSETS                                                                $  932,329
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 110,474,212 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                         $     8.44
                                                                               -----
                                                                               -----
CLASS B:
--------
NET ASSETS                                                                $    7,893
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 936,542 outstanding $0.001 par value shares (authorized
  500,000,000 shares)                                                     $     8.43
                                                                               -----
                                                                               -----

------------------------------

(e)  --  144A Security -- Certain conditions for public sale may exist.
(g)  --  The fund is advised by an affiliate.
ADR  --  American Depositary Receipt
CPO  --  Certificate of Participation
GDR  --  Global Depositary Receipt
GDS  --  Global Depositary Shares
PCL  --  Public Company Limited
RFD  --  Ranked for Dividend
Floating Rate Security -- Interest rate changes on these instruments are based on Changes in a designated base rate. The rates shown are those in effect on September 30, 1998.